Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands			12 Months Ended
		Apr. 19, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2020 MXN ($)
Sales:
Trade				$ 1,716,241,677	$ 2,378,002,959	$ 1,490,655,379
Services income			$ 218,410	3,695,941	5,385,350	4,973,241
(Impairment) of wells, pipelines, properties, plant and equipment, net			(1,701,780)	(28,797,518)	(83,538,021)	(1,210,595)
Cost of sales			81,590,461	1,380,673,789	1,698,563,022	1,066,650,702
Gross income			18,346,904	310,466,311	601,287,266	427,767,323
Distribution, transportation and sale expenses			933,237	15,792,233	16,305,036	15,038,550
Administrative expenses			10,052,980	170,116,531	153,879,066	150,432,311
Other revenue			924,002	15,635,955	39,941,073	17,600,466
Other expenses				17,242,136	25,585,553	50,969,096
Operating income (loss)			7,265,771	122,951,366	445,458,684	228,927,832
Financing income	[1]		1,076,136	18,210,377	27,227,965	28,906,784
Financing cost	[2]		8,992,517	152,171,381	159,683,880	164,571,647
Derivative financial instruments income (cost), net			39,725	672,226	(22,862,951)	(25,224,243)
Foreign exchange income (loss), net		$ (6,216,897)	14,069,202	238,079,042	129,690,090	(45,675,050)
Profit (loss) sharing in joint ventures and associates			24,188	409,315	349,401	(3,088,107)
(Impairment) of joint ventures			0	0	0	(6,703,324)
Total duties, taxes and other				219,999,281	320,180,839	307,348,122
Net income (loss)			481,719	8,151,664	99,998,470	(294,775,877)
Total current assets			31,824,887		527,894,778		$ 538,540,746
Total non-current assets			104,298,226		1,717,663,266		1,764,934,590
Total current liabilities			66,405,724		929,737,258		1,123,717,661
Total long-term liabilities			167,399,628		3,084,643,011		2,832,736,485
Total equity (deficit)			(97,682,239)		(1,768,822,225)	(2,170,000,783)	(1,652,978,810)	$ (2,404,727,030)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			8,128,784	137,555,276	139,771,815	133,431,365
Depreciation of rights of use			$ 347,881	5,886,840	5,963,778	6,407,871
Net periodic cost of employee benefits				141,415,705	129,333,812	140,215,404
Interest income				14,031,572	11,215,489	14,716,403
Interest paid				140,980,690	139,528,079	151,713,068
Intersegment eliminations
Sales:
Intersegment				(1,610,884,309)	(2,111,598,971)	(1,245,981,568)
Cost of sales				(1,509,793,447)	(2,030,684,206)	(1,164,716,250)
Gross income				(101,090,862)	(80,914,765)	(81,265,318)
Distribution, transportation and sale expenses				(10,757,343)	(5,230,758)	(3,820,964)
Administrative expenses				(90,281,862)	(75,502,649)	(77,413,591)
Other expenses				(55,023)	(286,734)	19,491
Operating income (loss)				3,366	105,376	(50,254)
Financing income				(220,190,080)	(251,733,654)	(221,697,179)
Financing cost				(220,186,716)	(251,628,278)	(221,747,431)
Profit (loss) sharing in joint ventures and associates				(103,529,822)	(213,987,481)	256,787,169
Net income (loss)				(103,529,820)	(213,987,481)	256,787,167
Total current assets					(2,825,188,933)		(3,096,701,174)
Total non-current assets					(807,795,310)		(566,102,945)
Total current liabilities					(2,825,030,251)		(3,096,630,883)
Total long-term liabilities					(1,512,848,498)		(1,256,151,287)
Total equity (deficit)					704,894,507		689,978,051
Exploration and Production
Sales:
Trade				439,640,623	580,722,599	468,417,239
Intersegment				460,698,652	717,367,392	460,572,660
Services income				30,725	86,348	177,607
(Impairment) of wells, pipelines, properties, plant and equipment, net				(2,353,077)	(60,438,070)	34,562,831
Cost of sales				492,999,594	599,574,788	461,811,648
Gross income				405,017,329	638,163,481	501,918,689
Distribution, transportation and sale expenses				705,144	413,551	308,466
Administrative expenses				78,844,955	64,390,637	68,609,035
Other revenue				2,953,135	10,630,959	8,374,912
Other expenses				10,101,486	21,104,328	48,624,108
Operating income (loss)				318,318,879	562,885,924	392,751,992
Financing income				61,784,027	86,983,763	74,733,941
Financing cost				126,967,447	150,663,974	143,814,194
Derivative financial instruments income (cost), net				7,314,615	(12,618,664)	(21,076,343)
Foreign exchange income (loss), net				111,796,250	104,112,481	(33,902,009)
Profit (loss) sharing in joint ventures and associates				35,221	(649,968)	(452,617)
Total duties, taxes and other				218,982,795	328,808,439	308,139,256
Net income (loss)				153,298,750	261,241,123	(39,898,486)
Total current assets					915,532,623		909,819,796
Total non-current assets					886,317,756		910,837,120
Total current liabilities					519,212,766		629,264,289
Total long-term liabilities					1,968,555,771		1,727,159,904
Total equity (deficit)					(685,918,158)		(535,767,277)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				115,208,527	113,656,994	108,323,352
Depreciation of rights of use				313,017	390,857	386,412
Net periodic cost of employee benefits				39,404,972	36,284,710	38,215,687
Interest income				183,459	190,684	175,149
Interest paid				(721,838)	(96,942)	2,643,655
Industrial Transformation
Sales:
Trade				751,060,122	1,206,916,270	704,624,236
Intersegment				283,789,335	302,190,952	186,494,071
Services income				321,260	1,096,095	510,999
(Impairment) of wells, pipelines, properties, plant and equipment, net				(25,568,713)	(25,615,351)	(32,153,192)
Cost of sales				1,148,635,601	1,577,012,772	984,150,631
Gross income				(139,033,597)	(92,424,806)	(124,674,517)
Distribution, transportation and sale expenses				25,236,722	20,000,274	16,967,684
Administrative expenses				62,852,084	60,136,092	55,094,836
Other revenue				9,149,545	9,632,988	4,547,927
Other expenses				5,666,808	665,656	1,518,540
Operating income (loss)				(223,639,666)	(163,593,840)	(193,707,650)
Financing income				1,835,968	448,537	294,144
Financing cost				25,908,568	31,341,752	18,879,599
Derivative financial instruments income (cost), net				570,701	(27,846)	(20,346)
Foreign exchange income (loss), net				132,739,126	27,124,384	(5,627,711)
Profit (loss) sharing in joint ventures and associates				37,688	(1,332,437)	(1,900,487)
Net income (loss)				(114,364,751)	(168,722,954)	(219,841,649)
Total current assets					296,527,986		218,747,813
Total non-current assets					502,433,210		521,938,961
Total current liabilities					1,078,322,279		1,161,203,831
Total long-term liabilities					614,563,455		625,142,251
Total equity (deficit)					(893,924,538)		(1,045,659,308)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				11,087,095	15,173,731	16,271,506
Depreciation of rights of use				3,140,172	3,845,374	4,235,223
Net periodic cost of employee benefits				56,498,324	52,521,311	54,997,753
Interest income				832,721	399,495	245,596
Interest paid				3,351,937	4,083,467	4,924,651
Logistics
Sales:
Intersegment				96,564,079	89,622,240	84,952,786
Services income				1,380,704	1,582,712	2,949,047
(Impairment) of wells, pipelines, properties, plant and equipment, net				(612,906)	2,121,045	(3,161,108)
Cost of sales				84,973,463	78,006,637	56,139,574
Gross income				12,358,414	15,319,360	28,601,151
Distribution, transportation and sale expenses				329,579	284,725	121,109
Administrative expenses				22,085,461	18,374,788	18,926,235
Other revenue				932,509	333,558	238,613
Other expenses				590,957	(554,533)	363,276
Operating income (loss)				(9,715,074)	(2,452,062)	9,429,144
Financing income				18,720,533	12,494,966	6,285,126
Financing cost				387,557	545,053	308,502
Foreign exchange income (loss), net				221,212	112,618	99
Profit (loss) sharing in joint ventures and associates				28	(254)	(118)
Total duties, taxes and other				1,539,042	(6,962,217)	(68,168)
Net income (loss)				7,300,100	16,572,432	15,473,917
Total current assets					251,070,455		274,384,409
Total non-current assets					160,667,832		162,309,993
Total current liabilities					79,817,063		89,855,544
Total long-term liabilities					75,200,326		83,574,554
Total equity (deficit)					256,720,899		263,264,304
Depreciation and amortization of wells, pipelines, properties, plant and equipment				5,999,033	5,938,265	5,867,292
Depreciation of rights of use				392,810	539,608	268,824
Net periodic cost of employee benefits				9,755,635	8,387,099	11,661,937
Interest income				40,720	61,685	46,414
Interest paid				387,052	532,791	267,546
DPRLP
Sales:
Trade				173,219,485	238,510,433
Intersegment				12,949,407	29,193,820
Services income				251	430,512
Cost of sales				173,140,717	243,355,903
Gross income				13,028,426	24,778,862
Administrative expenses				1,650,684	1,000,038
Other revenue				44,657	29,832
Other expenses				24,893	1,550,862
Operating income (loss)				11,397,506	22,257,794
Financing income				853,723	241,369
Financing cost				161,067	1,381,250
Total duties, taxes and other				122,806	212,621
Net income (loss)				11,967,356	20,905,292
Total current assets					31,935,985		34,058,111
Total non-current assets					32,675,568		27,058,584
Total current liabilities					10,287,103		10,696,459
Total long-term liabilities					4,153,387		3,191,749
Total equity (deficit)					50,171,062		47,228,487
Depreciation and amortization of wells, pipelines, properties, plant and equipment				2,259,734	2,457,584
Depreciation of rights of use				548,953
Interest income				423,942	110,031
Interest paid				161,067	1,362,760
Trading Companies
Sales:
Trade				333,396,095	334,364,847	304,536,717
Intersegment				604,815,421	819,994,494	400,866,433
Services income				1,908,488	2,173,075	1,314,183
(Impairment) of wells, pipelines, properties, plant and equipment, net				(191,786)	394,355	(459,126)
Cost of sales				922,943,882	1,146,203,099	690,088,452
Gross income				16,984,336	10,723,672	16,169,755
Distribution, transportation and sale expenses				144,785	693,982	1,349,800
Administrative expenses				3,435,669	2,768,334	2,102,321
Other revenue				698,967	11,538,185	649,315
Other expenses				145,621	925,859	42,633
Operating income (loss)				13,957,228	17,873,682	13,324,316
Financing income				640,628	454,991	389,888
Financing cost				5,561,753	3,389,376	2,050,801
Derivative financial instruments income (cost), net				(116,640)	(1,870,306)	(1,624,762)
Foreign exchange income (loss), net				105,319	(258,955)	(21,490)
Profit (loss) sharing in joint ventures and associates				18,149,561	22,757,389	(423,658)
(Impairment) of joint ventures						(6,703,324)
Total duties, taxes and other				1,914,357	(504,023)	2,061,302
Net income (loss)				25,259,986	36,071,448	828,867
Total current assets					208,042,447		235,899,424
Total non-current assets					104,756,605		101,729,105
Total current liabilities					163,897,630		182,349,198
Total long-term liabilities					513,730		1,247,810
Total equity (deficit)					148,387,691		154,031,521
Depreciation and amortization of wells, pipelines, properties, plant and equipment				285,737	350,789	266,764
Depreciation of rights of use				772,779	694,369	884,797
Net periodic cost of employee benefits				20,491	8,504	48,093
Interest income				172,028	56,852	105,464
Interest paid				4,509,516	2,978,799	1,839,455
Corporate
Sales:
Intersegment				96,619,612	80,179,770	83,781,482
Services income				856	867	1,700
Cost of sales				1,269,012	1,188,124	939,331
Gross income				95,351,456	78,992,513	82,843,851
Distribution, transportation and sale expenses				59,304	51,637	(43,465)
Administrative expenses				83,534,109	75,097,855	77,099,162
Other revenue				758,097	906,823	3,152,076
Other expenses				987	770,526	166,638
Operating income (loss)				12,515,153	3,979,318	8,773,592
Financing income				152,838,231	177,776,910	168,666,374
Financing cost				210,105,849	222,446,318	220,409,508
Derivative financial instruments income (cost), net				(7,096,450)	(8,346,135)	(2,502,792)
Foreign exchange income (loss), net				(11,196,911)	(2,577,191)	(5,185,616)
Profit (loss) sharing in joint ventures and associates				68,641,910	149,613,112	(246,891,433)
Total duties, taxes and other				(2,510,630)	(2,412,355)	(3,017,215)
Net income (loss)				8,106,714	100,412,051	(294,532,168)
Total current assets					1,548,257,534		1,850,711,295
Total non-current assets					431,460,970		158,576,028
Total current liabilities					1,856,611,334		2,071,859,608
Total long-term liabilities					1,891,640,785		1,590,289,886
Total equity (deficit)					(1,768,533,615)		(1,652,862,171)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				565,065	554,672	926,413
Depreciation of rights of use				602,527	402,661	518,108
Net periodic cost of employee benefits				35,701,990	32,090,167	35,102,165
Interest income				11,109,036	10,107,959	14,060,450
Interest paid				130,686,827	129,328,297	141,368,154
Other Operating Subsidiary Companies
Sales:
Trade				18,925,352	17,488,810	13,077,187
Intersegment				55,447,803	73,050,303	29,314,136
Services income				53,657	15,741	19,705
(Impairment) of wells, pipelines, properties, plant and equipment, net				(71,036)
Cost of sales				66,504,967	83,905,905	38,237,316
Gross income				7,850,809	6,648,949	4,173,712
Distribution, transportation and sale expenses				74,042	91,625	155,920
Administrative expenses				7,995,431	7,613,971	6,014,313
Other revenue				1,099,045	6,868,728	637,623
Other expenses				766,407	1,409,589	234,410
Operating income (loss)				113,974	4,402,492	(1,593,308)
Financing income				1,727,347	561,083	234,490
Financing cost				3,265,856	1,544,435	856,474
Foreign exchange income (loss), net				4,414,046	1,176,753	(938,323)
Profit (loss) sharing in joint ventures and associates				17,074,729	43,949,040	(10,206,963)
Total duties, taxes and other				(49,089)	1,038,374	232,947
Net income (loss)				20,113,329	47,506,559	(13,593,525)
Total current assets					101,716,681		111,621,072
Total non-current assets					407,146,635		448,587,744
Total current liabilities					46,619,334		75,119,615
Total long-term liabilities					42,864,055		58,281,618
Total equity (deficit)					419,379,927		$ 426,807,583
Depreciation and amortization of wells, pipelines, properties, plant and equipment				2,150,085	1,639,780	1,776,038
Depreciation of rights of use				116,582	90,909	114,507
Net periodic cost of employee benefits				34,293	42,021	189,769
Interest income				1,269,666	288,783	83,330
Interest paid				$ 2,606,129	$ 1,338,907	$ 669,607

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2023, 2022 and 2021.
[2]	Mainly interest on debt.